West Hills Tactical Core Fund Average Annual Total Returns - West Hills Tactical Core Fund	12 Months Ended			60 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2023
Prospectus [Line Items]
Average Annual Return, Percent	16.22%	(11.71%)	22.61%	7.05%	3.10%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.22%			6.87%	2.75%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.60%			5.44%	2.24%
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	26.29%			15.69%	12.03%